Auditor's remuneration - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Auditor's remuneration for audit services	£ 22	£ 20	£ 19
KPMG
Disclosure of products and services [line items]
Auditor's remuneration for other services	1	1	0
Auditor's remuneration for audit services	43	41	33
Tax fees	0	0	0
Audit fee relating to previous year
Disclosure of products and services [line items]
Auditor's remuneration for other services	1	2	3
Other audit related fees
Disclosure of products and services [line items]
Auditor's remuneration for audit services	8	8	7
Other audit related fees | KPMG
Disclosure of products and services [line items]
Auditor's remuneration for audit services	£ 5	£ 5	£ 5